Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents

26. Cash and cash equivalents

	2025 £m	2024 £m
Cash at bank and in hand	761	943
Cash equivalents	2,636	2,927
	3,397	3,870
Cash and cash equivalents included £247 million (2024: £177 million) not available for general use due to restrictions applicable in the subsidiaries where it is held. Restrictions include exchange controls and taxes on repatriation.